4. STOCKHOLDER’S DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Common stock issued
Series C Preferred Stock Conversions	25,523,606
Series C Preferred Stock Dividends	11,704,861
Convertible Debt Conversions	51,523,808
Total	88,752,275

Series C Preferred Stock Conversions	11,906,931
Series C Preferred Stock Dividends	5,365,298
Convertible Debt Conversions	31,571,930
Issuance of shares for note agreement	50,000
Total	48,894,159

Outstanding warrants
Warrants (Underlying Shares)
Outstanding, January 1, 2018	294,089,138
Issuances	372,622,233
Canceled / Expired	—
Exercised	—
Outstanding, March 31, 2018	666,711,371

Warrants (Underlying Shares)
Outstanding, January 1, 2017	4,349,762
Issuances	289,739,376
Exercised	-
Canceled / Expired	-
Outstanding, December 31, 2017	294,089,138

Shares reserved for warrants
Warrants (Underlying Shares)		Exercise Price	Expiration Date
24	(1)	$8,368.00 per share	May 23, 2018
7,542	(2)	$75.00 per share	June 14, 2021
3	(3)	$40,000.00 per share	April 23, 2019
8	(4)	$36,000.00 per share	May 22, 2019
3	(5)	$30,400.00 per share	September 10, 2019
5	(6)	$36,864.80 per share	September 27, 2019
10	(7)	$22,504.00 per share	December 2, 2019
105	(8)	$7,200.00 per share	December 2, 2020
105	(9)	$8,800.00 per share	December 2, 2020
25	(11)	$20,400.00 per share	March 30, 2018
22	(12)	$9,504.00 per share	June 29, 2020
659	(10)	$640.00 per share	June 29, 2020
343	(11)	$640.00 per share	September 4, 2020
362	(12)	$640.00 per share	September 21, 2020
7	(13)	$9,504.00 per share	September 4, 2020
198	(14)	$640.00 per share	October 23, 2020
7	(15)	$9,504.00 per share	October 23, 2020
630,482,456	(16)	$0.00228 per share	June 14, 2021
30,263,158	(17)	$0.00228 per share	February 21, 2021
17,239	(18)	$13.92 per share	June 6, 2021
200,000	(19)	$0.00228 per share	February 13, 2022
20,000	(20)	$0.18 per share	May 16, 2022
550,000	(21)	$0.019 per share	November 16, 2020
200,000	(22)	$0.029 per share	December 28, 2020
1,500,000	(23)	$0.0201 per share	January 10, 2021
60,000	(24)	$0.011 per share	March 19, 2021
3,409,090	(25)	$0.00228 per share	March 20, 2021
666,711,371*

* However, please refer to Footnote 10 - CONVERTIBLE DEBT IN DEFAULT in the paragraph: Debt Restructuring for more information regarding our warrants.

(1)	Issued in June 2015 in exchange for warrants originally issued as part of a May 2013 private placement.
(2)	Issued in June 2015 in exchange for warrants originally issued as part of a May 2013 private placement.
(3)	Issued to a placement agent in conjunction with an April 2014 private placement.
(4)	Issued to a placement agent in conjunction with a September 2014 private placement
(5)	Issued as part of a September 2014 Regulation S offering.
(6)	Issued to a placement agent in conjunction with a 2014 public offering.
(7)	Issued in June 2015 in exchange for warrants originally issued as part of a 2014 public offering.
(8)	Issued as part of a March 2015 private placement.
(9)	Issued to a placement agent in conjunction with a June 2015 private placement
(10)	Issued as part of a June 2015 private placement.
(11)	Issued as part of a June 2015 private placement.
(12)	Issued as part of a June 2015 private placement.
(13)	Issued to a placement agent in conjunction with a June 2015 private placement
(14)	Issued as part of a June 2015 private placement.
(15)	Issued to a placement agent in conjunction with a June 2015 private placement
(16)	Issued as part of a February 2016 private placement.
(17)	Issued to a placement agent in conjunction with a February 2016 private placement
(18)	Issued pursuant to a strategic license agreement.
(19)	Issued as part of a February 2017 private placement.
(20)	Issued as part of a May 2017 private placement.
(21)	Issued to investors for a loan in November 2017.
(22)	Issued to investors for a loan in December 2017.
(23)	Issued to investors for a loan in January 2018.
(24)	Issued to investors for a loan in March 2018.
(25)	Issued to investors for a loan in March 2018.

Warrants (Underlying Shares)		Exercise Price	Expiration Date
23	(1)	$8,368.00 per share	May 23, 2018
7,538	(2)	$75.00 per share	June 14, 2021
3	(3)	$40,000.00 per share	April 23, 2019
7	(4)	$36,000.00 per share	May 22, 2019
4	(5)	$30,400.00 per share	September 10, 2019
2	(6)	$36,864.80 per share	September 27, 2019
9	(7)	$22,504.00 per share	December 2, 2019
105	(8)	$7,200.00 per share	December 2, 2020
105	(9)	$8,800.00 per share	December 2, 2020
25	(11)	$20,400.00 per share	March 30, 2018
22	(12)	$9,504.00 per share	June 29, 2020
145	(10)	$640.00 per share	June 29, 2020
150	(11)	$640.00 per share	September 4, 2020
362	(12)	$640.00 per share	September 21, 2020
6	(13)	$9,504.00 per share	September 4, 2020
1	(14)	$640.00 per share	October 23, 2020
6	(15)	$9,504.00 per share	October 23, 2020
279,669,261	(16)	$0.00514 per share	June 14, 2021
13,424,125	(17)	$0.00514 per share	February 21, 2021
17,239	(18)	$13.92 per share	June 6, 2021
200,000	(19)	$0.00514 per share	February 13, 2022
20,000	(20)	$0.18 per share	May 16, 2022
550,000	(21)	$0.019 per share	November 16, 2020
200,000	(22)	$0.029 per share	December 28, 2020
294,089,138*

* However, please refer to Footnote 11 - CONVERTIBLE DEBT IN DEFAULT in the paragraph: Debt Restructuring for more information regarding our warrants.